Cover	Jan. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2020
Entity File Number	001-38080
Entity Registrant Name	Biohaven Pharmaceutical Holding Company Ltd.
Entity Central Index Key	0001689813
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	c/o Biohaven Pharmaceuticals, Inc.
Entity Address, Address Line Two	215 Church Street
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	(203)
Local Phone Number	404-0410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BHVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false